PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) $ in Thousands	13 Months Ended
	Sep. 30, 2023 CAD ($) cashGeneratingUnit	Aug. 31, 2022 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units, impairment indicators existed | cashGeneratingUnit	2
Number of cash generating units | cashGeneratingUnit	3
GROWING & PROCESSING EQUIPMENT
Disclosure of detailed information about property, plant and equipment [line items]
Deferred charges and deposits	$ 222	$ 5,507
Chocolate Manufacturing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	3,978
Depreciation expense	$ 267